CONVERTIBLE PREFERRED STOCK - Authorized, issued and outstanding Convertible Preferred Stock (Details) - USD ($)	9 Months Ended		12 Months Ended				21 Months Ended	84 Months Ended	93 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2017	Dec. 31, 2014	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2021	Dec. 31, 2018
Temporary Equity [Line Items]
Total Proceeds or Exchange Value	$ 0	$ 1,067,000	$ 1,067,000	$ 1,000,000
Issuance Costs	$ 7,000	$ 0	129,000
Class A ordinary shares subject to possible redemption 20,700,000 and no shares at redemption value as of September 30, 2021 and December 31, 2020, respectivelyClass A ordinary shares subject to possible redemption 20,700,000 and no shares at redemption value as of September 30, 2021 and December 31, 2020, respectively			$ 128,286,000	$ 68,646,000				$ 128,286,000
Hyperfine Convertible Preferred Stock
Temporary Equity [Line Items]
Shares Authorized	129,788,828		129,788,828	67,539,894			129,788,828	129,788,828	129,788,828
Shares issued	109,182,191		95,010,858	67,211,210			109,182,191	95,010,858	109,182,191
Shares outstanding	109,182,191	67,211,210	95,010,858	67,211,210			109,182,191	95,010,858	109,182,191	68,646,000
Issuance Costs								$ 365,000	$ 372,000
Class A ordinary shares subject to possible redemption 20,700,000 and no shares at redemption value as of September 30, 2021 and December 31, 2020, respectivelyClass A ordinary shares subject to possible redemption 20,700,000 and no shares at redemption value as of September 30, 2021 and December 31, 2020, respectively	$ 158,747,000	$ 68,646,000	$ 128,286,000	$ 68,646,000			$ 158,747,000	$ 128,286,000	$ 158,747,000	$ 67,211,210
Series A
Temporary Equity [Line Items]
Issuance price per share			$ 0.04	$ 0.04		$ 0.04		$ 0.04
Shares Authorized			25,000,000	25,000,000		25,000,000		25,000,000
Shares issued			25,000,000	25,000,000		25,000,000		25,000,000
Shares outstanding			25,000,000	25,000,000				25,000,000
Total Proceeds or Exchange Value			$ 1,000,000	$ 1,000,000
Issuance Costs			2,000	2,000		$ 2,000
Class A ordinary shares subject to possible redemption 20,700,000 and no shares at redemption value as of September 30, 2021 and December 31, 2020, respectivelyClass A ordinary shares subject to possible redemption 20,700,000 and no shares at redemption value as of September 30, 2021 and December 31, 2020, respectively			$ 999,000	$ 999,000		$ 998,000		$ 999,000
Initial Liquidation Price per share			$ 0.80	$ 0.80		$ 0.80		$ 0.80
Series B
Temporary Equity [Line Items]
Issuance price per share			$ 0.80	$ 0.80	$ 0.80			$ 0.80
Shares Authorized			10,625,000	10,625,000	10,625,000			10,625,000
Shares issued			10,625,000	10,625,000	10,625,000			10,625,000
Shares outstanding			10,625,000	10,625,000				10,625,000
Total Proceeds or Exchange Value			$ 8,500,000	$ 8,500,000
Class A ordinary shares subject to possible redemption 20,700,000 and no shares at redemption value as of September 30, 2021 and December 31, 2020, respectivelyClass A ordinary shares subject to possible redemption 20,700,000 and no shares at redemption value as of September 30, 2021 and December 31, 2020, respectively			$ 8,500,000	$ 8,500,000	$ 8,500,000			$ 8,500,000
Initial Liquidation Price per share			$ 0.80	$ 0.80	$ 0.80			$ 0.80
Series C
Temporary Equity [Line Items]
Issuance price per share			$ 1.88	$ 1.88	$ 1.88			$ 1.88
Shares Authorized			31,586,210	31,914,894	31,586,210			31,586,210
Shares issued			31,586,210	31,586,210	31,586,210			31,586,210
Shares outstanding			31,586,210	31,586,210				31,586,210
Total Proceeds or Exchange Value			$ 59,382,000	$ 59,382,000
Issuance Costs			234,000	234,000	$ 234,000
Class A ordinary shares subject to possible redemption 20,700,000 and no shares at redemption value as of September 30, 2021 and December 31, 2020, respectivelyClass A ordinary shares subject to possible redemption 20,700,000 and no shares at redemption value as of September 30, 2021 and December 31, 2020, respectively			$ 59,148,000	$ 59,148,000	$ 59,148,000			$ 59,148,000
Initial Liquidation Price per share			$ 1.88	$ 1.88	$ 1.88			$ 1.88
Series D
Temporary Equity [Line Items]
Issuance price per share	$ 2.15		$ 2.15				$ 2.15	$ 2.15	$ 2.15
Shares Authorized	62,577,618		62,577,618				62,577,618	62,577,618	62,577,618
Shares issued	41,970,981		27,799,648				41,970,981	27,799,648	41,970,981
Shares outstanding			27,799,648					27,799,648
Total Proceeds or Exchange Value			$ 59,769,000
Issuance Costs			129,000				$ 136,000
Class A ordinary shares subject to possible redemption 20,700,000 and no shares at redemption value as of September 30, 2021 and December 31, 2020, respectivelyClass A ordinary shares subject to possible redemption 20,700,000 and no shares at redemption value as of September 30, 2021 and December 31, 2020, respectively	$ 90,101,000		$ 59,640,000				$ 90,101,000	$ 59,640,000	$ 90,101,000
Initial Liquidation Price per share	$ 2.15		$ 2.15				$ 2.15	$ 2.15	$ 2.15